Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The components of income tax expense (benefit) are as follows (in thousands):

	Year Ended December 31,
	2018	2017
Current
U.S. Federal	$-	$-
U.S. State and local	13	-
Australia	9	98
Total current	22	98

	Year Ended December 31,
	2018	2017
Deferred
U.S. Federal	$-	$-
U.S. State and local	-	-
Australia	(6)	(44)
Total deferred	(6)	(44)

Total income tax expense	16	54

Schedule of Deferred Tax Asset and Liability

Significant components of our deferred tax assets at December 31, 2018 and 2017 were as follows ($ in thousands):

	Year Ended December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards – U.S.	224	68
Charitable contribution carryforward	3	-
Share-based compensation	153	123
Accrued liabilities	50	44
Gross deferred tax assets	430	235
Valuation allowance	(380)	(191)
Net deferred tax assets	50	44

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the federal statutory tax rate and the effective tax rates for the years ended December 31, 2018 and 2017 is as follows:

	For the Year Ended
	December 31,
	2018	2017
U.S. federal statutory tax rate	21.0%	34.0%
State income taxes, net of federal benefit	(7.1)	(67.2)
U.S. vs. foreign tax rate differential	-	(20.7)
Impact of tax law change	-	140.5
Deferred tax adjustments	-	(205.7)
Deemed repatriation	-	34.7
Other	(9.5)	(8.1)
Change in valuation allowance	(7.4)	178.4
Effective tax rate	(3.0)%	85.9%